ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2012
Organization Tables
Schedule of Common Stock Issued
The following table presents information on shares of Newcastle’s common stock issued subsequent to its formation:

Year	Shares Issued	Range of Issue Prices (1)	Net Proceeds (millions)
Formation - 2006	45,713,817
2007	7,065,362	$27.75-$31.30	$201.3
2008	9,871	N/A	$0.1
2009	123,463	N/A	$0.1
2010	9,114,671	$3.13	$28.5
2011	43,153,825	$4.55 - $6.00	$210.9
2012	67,344,636	$6.22 - $6.71	$434.9
December 31, 2012	172,525,645
January 2013	57,500,000	$9.35	$526.2
February 2013	23,000,000	$10.48	$237.4

(1)	Exclude prices of shares issued pursuant to the exercise of options and of shares issued to our independent directors. Includes prices of shares issued in exchange for preferred stock.